Related Party Transactions - Additional Information (Detail) - USD ($)				11 Months Ended
	May 18, 2020	May 13, 2020	Feb. 14, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares forfeited				750,000
Sale of common stock, Shares	20,000,000
Proceeds from sale of common stock to Founder				$ 25,000
Sale of units				20,000,000
Sale of stock price per unit	$ 10.00			$ 10.00
Number of shares of common stock per unit	1
Exercise price of warrants	$ 11.50
Holding period of shares for completion of initial business combination				12 months
Number of trading period for transfer of shares				20 days
Number of consecutive trading period for transfer of shares				30 days
Period after completion of business combination to allow transfer of shares				30 days
Warrants transfer restrictions period following consummation of business combination				1 year
Maximum [Member]
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares				90 days
Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Common stock issued in consideration for future service		5,000		15,000
Grant agreement date				May 13, 2020
Founders
Related Party Transaction [Line Items]
Sale of common stock price per share				$ 0.0044
Founders | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Collectively owned of issued and outstanding shares after offering				22.00%
GigFounders, LLC | Office Space Administrative Services And Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor				$ 20,000
Private Placement
Related Party Transaction [Line Items]
Sale of stock price per unit	$ 10.00			$ 10.00
Private Placement | Founders
Related Party Transaction [Line Items]
Sale of common stock price per share				$ 10
Sale of units	650,000			650,000
Sale of stock price per unit				$ 10.00
Private Placement | Underwriters
Related Party Transaction [Line Items]
Sale of units				243,479
Sale of stock price per unit				$ 10.00
Private Placement | Founder And Underwriters
Related Party Transaction [Line Items]
Number of shares of common stock per unit				1
Sale of units description				Each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one warrant (a “Private Placement Warrant”).
Exercise price of warrants				$ 11.50
Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares				12.50
Common Stock | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price of warrants				$ 9.20
Common Stock | Founders
Related Party Transaction [Line Items]
Number of shares forfeited				750,000
Sale of common stock, Shares			5,735,000	5,735,000
Proceeds from sale of common stock to Founder			$ 25,000
Sale of common stock price per share			$ 0.0044
Common Stock | Private Placement | Founders
Related Party Transaction [Line Items]
Sale of common stock, Shares				650,000
Warrants
Related Party Transaction [Line Items]
Sale of units description	Each Unit consists of one share of the Company's common stock, $0.0001 par value ("Common Stock"), and three-fourths (3/4) of one redeemable warrant (a "Public Warrant")
Exercise price of warrants				$ 11.50
Number of fractional shares issued upon exercise of warrants				0
Period after business combination when warrants become exercisable				30 days
Period after offering when warrants become exercisable				12 months
Warrants exercisable expiration period after completion of business combination				5 years
Period allotted to complete the business combination				18 months
Net cash settlement value of warrants				$ 0
Redemption price per warrant				$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants				$ 18.00
Warrants redemption covenant, threshold trading days				20 days
Warrants redemption covenant, threshold consecutive trading days				30 days
Warrants | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price of warrants				$ 9.20
Warrants | Private Placement | Founder And Underwriters
Related Party Transaction [Line Items]
Number of fractional shares issued upon exercise of warrants				0
Period after business combination when warrants become exercisable				30 days
Period after offering when warrants become exercisable				12 months
Warrants exercisable expiration period after completion of business combination				5 years
Net cash settlement value of warrants				$ 0
Redemption price per warrant				$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants				$ 18
Warrants redemption covenant, threshold trading days				20 days
Warrants redemption covenant, threshold consecutive trading days				30 days
Warrants | Private Placement | Founder And Underwriters | Maximum [Member]
Related Party Transaction [Line Items]
Period allotted to complete the business combination				18 months